Income and mining taxes	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Income and mining taxes [Text Block]

22. Income and mining taxes

(a) Tax expense:

The tax expense (recoveries) is applicable as follows:

	Year ended December 31,
	2019	2018
Current:
Income taxes
Canada	$11,196	$5,251
Peru	13,723	19,103
Mining taxes
Canada	341	9,085
Peru	4,379	11,030
Adjustments in respect of prior years	6,273	707
	35,912	45,176
Deferred:
Income taxes (recoveries) - origination, revaluation and/or and reversal of temporary differences
Canada	(59,082)	25,811
Peru	(6,280)	10,780
United States	(68,106)	3,170
Mining taxes (recoveries) - origination, revaluation and/or reversal of temporary difference
Canada	(10,266)	414
Peru	(1,948)	(621)
Adjustments in respect of prior years	817	691
	(144,865)	40,245
	$(108,953)	$85,421

Adjustments in respect of prior years refers to amounts changing due to the filing of tax returns and assessments from government authorities.

(b) Deferred tax assets and liabilities as represented on the consolidated balance sheets:

	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax asset
Canada	$69,950	$15,513

Deferred income tax liability
Peru	(191,611)	(196,452)
United States	(41,607)	(110,861)
Deferred mining tax asset (liability)
Canada	5,095	(5,119)
Peru	(9,709)	(11,658)
	(237,832)	(324,090)
Net deferred tax liability balance, end of year	$(167,882)	$(308,577)

(c) Changes in deferred tax assets and liabilities:

	Year ended Dec. 31, 2019	Year ended Dec. 31, 2018
Net deferred tax liability balance, beginning of year	$(308,577)	$(277,466)
Deferred tax recovery (expense)	144,865	(40,245)
OCI transactions	1,878	520
Foreign currency translation on the deferred tax liability	(6,048)	8,614
Net deferred tax liability balance, end of year	$(167,882)	$(308,577)

  (d)    Reconciliation to statutory tax rate:

As a result of its mining operations, the Group is subject to both income and mining taxes. Generally, most expenditures incurred are deductible in computing income tax, whereas mining tax legislation, although based on a measure of profitability from carrying on mining operations, is more restrictive in respect of the deductions permitted in computing income subject to mining tax. These restrictions include costs unrelated to mining operations as well as deductions for financing expenses, such as interest and royalties. In addition, income unrelated to carrying on mining operations is not subject to mining tax.

A reconciliation between tax expense and the product of accounting profit multiplied by the Group's statutory income tax rate for the years ended December 31, 2019 and 2018 is as follows:

	Year ended December 31,
	2019	2018

Statutory tax rate	27.00%	27.00%

Tax expense at statutory rate	$(122,246)	$46,126
Effect of:
Deductions related to mining taxes	(1,493)	(5,976)
Adjusted income taxes	(123,739)	40,150
Mining tax (recovery) expense	(6,674)	19,214
	(130,413)	59,364

Permanent differences related to:
Capital items	3,270	(2,903)
Other income taxes permanent differences	1,747	(454)
Impact of remeasurement on decommissioning liability	(16,265)	3,898
Temporary income tax differences not recognized	6,219	4,449
Non-deductible impairment on UCM receivable	7,041	-
Withholding tax on dividend	6,826	-
Impact related to differences in tax rates in foreign operations	20,338	9,594
Impact of changes in statutory tax rates	(259)	45
Foreign exchange on non-monetary items	(6,633)	11,408
Impact related to tax assessment and tax return amendments	(824)	20
Tax (recovery) expense	$(108,953)	$85,421

    (e)    Income tax effect of temporary differences - recognized:

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2019 and 2018 are as follows:

	Balance sheet		Income Statement
	Dec.31, 2019	Dec. 31, 2018	Dec.31, 2019	Dec. 31, 2018
Deferred income tax (liability) asset/expense (recovery)
Property, plant and equipment	$(96,841)	$(83,407)	$13,434	$(18,646)
Pension obligation	11,332	7,817	(1,115)	2,739
Other employee benefits	16,837	13,488	(3,349)	3,254
Decommissioning and restoration obligation	41,208	7,817	(33,391)	(2,055)
Non-capital losses	90,446	72,470	(17,976)	19,025
Share issuance and debt costs	6,540	10,896	4,361	4,807
Deferred revenue	(112)	(7,622)	(7,510)	5,096
Other	540	(5,946)	(12,839)	4,640
Deferred income tax asset/expense (recovery)	69,950	15,513	(58,385)	18,860
Deferred income tax liability (assets)/(recovery) expense
Property, plant and equipment	259,145	339,037	(79,892)	25,456
Other employee benefits	(80)	240	(320)	48
Asset retirement obligations	(833)	(918)	85	(129)
Non-capital losses	(28,643)	(27,374)	(1,269)	165
Other	3,629	(3,672)	7,302	(3,439)
Deferred income tax liability/(recovery) expense	233,218	307,313	(74,094)	22,101
Deferred income tax liability/(recovery) expense	$(163,268)	$(291,800)	$(132,479)	$40,961

The above reconciling items are disclosed at the tax rates that apply in the jurisdiction where they have arisen. The Other category in the above table includes the effect of foreign exchange fluctuations.

  (f)    Income tax temporary differences - not recognized:

The Group has not recognized deferred tax asset in respect of the following deductible income tax temporary differences:

	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment	$33,269	$-
Capital losses	159,545	200,455
Other employee benefits	68,866	77,166
Asset retirement obligations	146,679	175,091
Non-capital losses	122,979	116,542
Temporary differences not recognized	$531,338	$569,254

The deductible temporary differences excluding non-capital losses do not expire under current tax legislation.

The Canadian non-capital losses were incurred between 2006 and 2019 and expire between 2026 and 2039.

The Group incurred United Stated net operating losses between 2004 and 2019 which have a twenty year carry forward period. Peruvian net operating losses were incurred from 2014 to 2016 which have a four year carry forward period.

(g) Mining tax effect of temporary differences:

The tax effects of temporary differences that give rise to significant portions of the deferred mining tax assets and liabilities at December 31, 2019 and December 31, 2018 are as follows:

	Dec. 31, 2019	Dec. 31, 2018
Canada
Property, plant and equipment	$5,095	$(5,119)
	Dec. 31, 2019	Dec. 31, 2018
Peru
Property, plant and equipment	$(9,710)	$(11,658)

For the year ended December 31, 2019, the Group had unrecognized deferred mining tax assets of approximately $5,361 (December 31, 2018 - $8,469).

(h)    Unrecognized taxable temporary differences associated with investments:

There are no taxable temporary differences associated with investments in subsidiaries, associated  and joint ventures, for which a deferred tax liability has not been recognized.

(i)    Tax receivable/payable:

The timing of payments results in significant variances in period-to-period comparison of the tax receivable and tax payable balances.

(j)    Other disclosure:

The tax rules and regulations applicable to mining companies are highly complex and subject to interpretation. The Group may be subject in the future to a review of its historic income and other tax filings and, in connection with such reviews disputes can arise with the taxing authorities over the interpretation or application of certain tax rules and regulations in respect of the Group's business. These reviews may alter the timing or amount of taxable income or deductions. The amount ultimately reassessed upon resolution of issues raised may differ from the amount accrued.